CONDENSED BALANCE SHEETS - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 42,928	$ 252,601	$ 16,110
Prepaid expenses	208,192	240,075
Total current assets	251,120	492,676	16,110
Investments held in Trust Account	345,249,812	345,020,717
Total Assets	345,500,932	345,513,393	291,250
Current liabilities:
Accounts payable	41,941	54,391	724
Accrued expenses	250,950	120,000	136,250
Income tax payable	62,878
Franchise tax payable	7,523	114,645	1,168
Total current liabilities	363,292	289,036	268,142
Deferred underwriting commissions	12,075,000	12,075,000
Derivative warrant liabilities	1,455,830	8,794,330
Total liabilities	13,894,122	21,158,366	268,142
Commitments and Contingencies (Note 6)
Stockholders' Deficit:
Preferred stock, $0.0001 par value 10,000,000 shares authorized none issued and outstanding
Additional paid-in capital			24,137
Accumulated deficit	(13,470,595)	(20,645,836)	(1,892)
Total stockholders' deficit	(13,469,732)	(20,644,973)	23,108
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Deficit	345,500,932	345,513,393	291,250
Class A Common Stock Subject to Redemption
Current liabilities:
Class A common stock subject to possible redemption, $0.0001 par value; 34,500,000 shares at $10.002 and $10.00 per share redemption value at June 30, 2022 and December 31, 2021, respectively	345,076,542	345,000,000
Class B Common Stock
Stockholders' Deficit:
Common stock	$ 863	$ 863	$ 863